Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Taxes
The components of current and deferred tax expense were as follows:

	2025	2024
	$	$

Current tax expense
Current year	1,642	1,218
Adjustment for prior years	391	12
	2,033	1,230
Deferred tax expense
Origination and reversal of temporary differences	332	2,976
Change in unrecognized losses and deductible temporary differences	(15,432)	(7,229)
	(15,100)	(4,253)
	(13,067)	(3,023)

Schedule of Rate Reconciliation
A reconciliation of income tax expense and the product of accounting income before income taxes multiplied by the combined Canadian federal and provincial statutory income tax rate is as follows:

	2025	2024
	$	$
Income before income taxes	24,445	23,713
Statutory tax rate	26.5%	26.5%

Tax at statutory rate	6,478	6,284
Foreign tax rate differential	(564)	(352)
Effect of permanent differences	(2,678)	(3,128)
Foreign exchange	(684)	1,492
Change in unrecognized deferred tax asset	(15,432)	(7,229)
Other	(187)	(90)
Income tax (recovery) expense	(13,067)	(3,023)

Schedule of Deferred Income Tax
The tax effect of temporary differences that give rise to deferred tax assets and liabilities as at December 31, 2025 and 2024, including the movement in deferred tax balances, are as follows:

	2024	Recognized in statement of income	Recognized in equity	Acquired in business combinations	Other	2025
						$
Deferred tax assets
Non-capital loss carry forwards	6,585	10,843	—	—	—	17,428
Net capital loss carry forwards	—	—	—	—	—	—
Intangible assets	—	4,891			—	4,891
Unrealized foreign exchange losses	—	118	—	—	—	118
Reserves	763	531	—	—	—	1,294
Property, plant and equipment and other assets	204	156	—	—	—	360
Share based compensation	2,703	(304)	(1,286)	—	126	1,239
Financing charges	9	(9)	—	—	—	—
Other	56	(216)	—	—	245	85
Reclassification	(5,113)	—	—	—	(276)	(5,389)
	5,207	16,010	(1,286)	—	95	20,026
Deferred tax liabilities
Unrealized foreign exchange gains	(93)	93	—	—	—	—
Contract asset	(4,053)	(997)	—	—	—	(5,050)
Intangible assets	(282)	282	—	—	—	—
Financing Charges	—	(3)	—	—	—	(3)
Property, plant and equipment and other assets	(165)	(79)	—	—	—	(244)
Pension	(86)	(101)	—	—	—	(187)
Other	(463)	(105)	—	—	—	(568)
Reclassification	5,113	—	—	—	276	5,389
	(29)	(910)	—	—	276	(663)
Net deferred tax assets / (liabilities)	5,178	15,100	(1,286)	—	371	19,363

	2023	Recognized in statement of income	Recognized in equity	Acquired in business combinations	Other	2024
						$
Deferred tax assets
Non-capital loss carry forwards	2,071	4,514	—	—	—	6,585
Net capital loss carry forwards	4	(4)	—	—	—	—
Reserves	738	25	—	—	—	763
Property, plant and equipment and other assets	445	(241)	—	—	—	204
Share based compensation	—	640	2,063	—	—	2,703
Financing charges	543	(534)	—	—	—	9
Other	56	47	—	—	(47)	56
Reclassification	(3,532)	—	—	—	(1,581)	(5,113)
	325	4,447	2,063	—	(1,628)	5,207
Deferred tax liabilities
Unrealized foreign exchange gains	(79)	(14)	—	—	—	(93)
Contract asset	(3,623)	(430)	—	—	—	(4,053)
Intangible assets	(346)	64	—	—	—	(282)
Property, plant and equipment and other assets	(360)	195	—	—	—	(165)
Pension	(89)	3	—	—	—	(86)
Other	(451)	(12)	—	—	—	(463)
Reclassification	3,532	—	—	—	1,581	5,113
	(1,416)	(194)	—	—	1,581	(29)
Net deferred tax assets / (liabilities)	(1,091)	4,253	2,063	—	(47)	5,178

	2025	2024
	$	$
Non-capital loss carry forwards	7,324	49,299
Other deductible temporary differences	—	14,661
Total unrecognized deductible temporary differences	7,324	63,960

Schedule of Unrecognized Tax Losses
Non-capital tax losses for which no deferred tax asset was recognized expire as follows:

	2025	Expiry date	2024	Expiry date
	$		$
Expire	711	2042	671	2042
Never expire	6,613	Indefinite	48,628	Indefinite
	7,324		49,299